FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Values Of Financial Assets And Liabilities Measured At Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 5,244,986	$ 1,750,107
Liabilities	(1,305,083)	(616,153)
Assets	5,244,986	1,750,107
Recurring measurements
Disclosure of fair value measurement of assets [line items]
Net assets	72,314	123,905
Recurring measurements | Level 1
Disclosure of fair value measurement of assets [line items]
Net assets	26,748	66,453
Recurring measurements | Level 2
Disclosure of fair value measurement of assets [line items]
Net assets	35,818	56,805
Recurring measurements | Level 3
Disclosure of fair value measurement of assets [line items]
Net assets	9,748	647
Derivative liabilities | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Liabilities	(3,881)
Derivative liabilities | Recurring measurements | Level 1
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Derivative liabilities | Recurring measurements | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities	(3,881)
Derivative liabilities | Recurring measurements | Level 3
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Marketable securities | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	26,748	66,453
Assets	26,748	66,453
Marketable securities | Recurring measurements | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	26,748	66,453
Assets	26,748	66,453
Marketable securities | Recurring measurements | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Assets	0	0
Marketable securities | Recurring measurements | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Assets	0	0
Trade receivables | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	38,456	54,164
Assets	38,456	54,164
Trade receivables | Recurring measurements | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Assets	0	0
Trade receivables | Recurring measurements | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	38,456	54,164
Assets	38,456	54,164
Trade receivables | Recurring measurements | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Assets	0	0
Other current and non-current financial assets | Recurring measurements
Disclosure of fair value measurement of assets [line items]
Assets	10,991	3,288
Assets	10,991	3,288
Other current and non-current financial assets | Recurring measurements | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Assets	0	0
Other current and non-current financial assets | Recurring measurements | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,243	2,641
Assets	1,243	2,641
Other current and non-current financial assets | Recurring measurements | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	9,748	647
Assets	$ 9,748	$ 647